Severance Indemnities And Pension Plans (Fair Value Of Each Major Category Of Plan Assets For Pension Benefits And SIP Investments Foreign Offices And Subsidiaries) (Detail) (Foreign Offices And Subsidiaries, Pension Benefits [Member], JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 Level 1 [Member]	Mar. 31, 2013 Level 1 [Member]	Mar. 31, 2014 Level 2 [Member]	Mar. 31, 2013 Level 2 [Member]	Mar. 31, 2014 Level 3 [Member]	Mar. 31, 2013 Level 3 [Member]	Mar. 31, 2012 Level 3 [Member]	Mar. 31, 2014 Non-Japanese Government Bonds [Member]	Mar. 31, 2013 Non-Japanese Government Bonds [Member]	Mar. 31, 2014 Non-Japanese Government Bonds [Member] Level 2 [Member]	Mar. 31, 2013 Non-Japanese Government Bonds [Member] Level 2 [Member]	Mar. 31, 2014 Other Debt Securities [Member]		Mar. 31, 2013 Other Debt Securities [Member]		Mar. 31, 2014 Other Debt Securities [Member] Level 2 [Member]		Mar. 31, 2013 Other Debt Securities [Member] Level 2 [Member]		Mar. 31, 2014 Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2013 Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2014 Non-Japanese Marketable Equity Securities [Member] Level 1 [Member]	Mar. 31, 2013 Non-Japanese Marketable Equity Securities [Member] Level 1 [Member]	Mar. 31, 2014 Other Investment Funds [Member]		Mar. 31, 2013 Other Investment Funds [Member]		Mar. 31, 2014 Other Investment Funds [Member] Level 1 [Member]	Mar. 31, 2013 Other Investment Funds [Member] Level 1 [Member]	Mar. 31, 2014 Other Investment Funds [Member] Level 2 [Member]	Mar. 31, 2013 Other Investment Funds [Member] Level 2 [Member]	Mar. 31, 2014 Other Investment Funds [Member] Level 3 [Member]	Mar. 31, 2013 Other Investment Funds [Member] Level 3 [Member]	Mar. 31, 2012 Other Investment Funds [Member] Level 3 [Member]	Mar. 31, 2014 Other Investments [Member]	Mar. 31, 2013 Other Investments [Member]	Mar. 31, 2014 Other Investments [Member] Level 1 [Member]	Mar. 31, 2013 Other Investments [Member] Level 1 [Member]	Mar. 31, 2014 Other Investments [Member] Level 2 [Member]	Mar. 31, 2013 Other Investments [Member] Level 2 [Member]	Mar. 31, 2014 Other Investments [Member] Level 3 [Member]	Mar. 31, 2013 Other Investments [Member] Level 3 [Member]	Mar. 31, 2012 Other Investments [Member] Level 3 [Member]	Dec. 31, 2013 MUAH [Member]	Dec. 31, 2012 MUAH [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	¥ 368,095	¥ 233,081	¥ 182,791	¥ 180,772	¥ 106,141	¥ 157,682	¥ 110,471	¥ 29,641	¥ 16,469	¥ 12,626	¥ 13,443	¥ 7,600	¥ 13,443	¥ 7,600	¥ 52,463	[1]	¥ 33,315	[1]	¥ 52,463	[1]	¥ 33,315	[1]	¥ 24,515	¥ 13,720	¥ 24,515	¥ 13,720	¥ 269,480	[2]	¥ 171,136	[2]	¥ 155,637	¥ 91,582	¥ 87,103	¥ 65,068	¥ 26,740	¥ 14,486	¥ 12,282	¥ 8,194	¥ 7,310	¥ 620	¥ 839	¥ 4,673	¥ 4,488	¥ 2,901	¥ 1,983	¥ 344
Fair value of debt securities issued by the MUFG Group included in plan assets	401	471
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets	0.02%	0.02%
Fair value of mutual funds, recorded in other investment funds																																															148,360	87,243
Fair value of real estate funds, recorded in other investment funds																																															¥ 25,486	¥ 13,531

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥471 million (0.02% of plan assets) and ¥401 million (0.02% of plan assets) to the pension benefits and SIPs at March 31, 2013 and 2014, respectively.
[2]	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥87,243 million of mutual funds and ¥13,531 million of real estate funds, and of ¥148,360 million of mutual funds and ¥25,486 million of real estate funds, which were held by MUAH at December 31, 2012 and 2013, respectively.